Going Concern (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 01, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Going Concern [Line Items]
Stockholders’ deficit	$ (73,901,026)		$ (119,914,768)		$ (94,678,089)	$ (95,439,114)	$ (83,646,361)
Accumulated deficit	(137,815,705)		$ (130,647,675)
Los Altos Ventures Corp. [Member]
Going Concern [Line Items]
Stockholders’ deficit	(39,267)	$ (32,623)
Accumulated deficit	$ (40,267)	$ (33,623)